Benefit Plans (Estimated Future Benefit Payments For Postretirement Health Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 5
2013	5
2014	5
2015	5
2016	6
2017 - 2021	29
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	5
2013	5
2014	5
2015	5
2016	5
2017 - 2021	$ 30